Credit related Commitments and Contingent Liabilities - Credit Related Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 214,111	€ 206,084
Revocable lending commitments	49,866	49,325
Contingent liabilities	69,205	65,131
Total	€ 333,182	€ 320,540